Debt - 7.125% Senior Notes and $350 Million 2019 Term Loan - Additional Information (Detail) - Predecessor $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Debt instrument repurchased, face amount	$ 47.4
Gain (loss) related to write-off of original issuance discount and deferred financing costs	$ 1.9